Project debt	3 Months Ended
Mar. 31, 2024
Project debt [Abstract]
Project debt
Note 16. - Project debt
This note shows the project debt linked to the assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.
Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects include funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $185 million as of March 31, 2024 ($177 million as of December 31, 2023).
The breakdown of project debt for both non-current and current liabilities as of March 31, 2024, and December 31, 2023, is as follows:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	3,876,671	3,931,873
Current	424,457	387,387
Total Project debt	4,301,128	4,319,260

The Company refinanced the Solaben 2&3 assets in March 2023, entering into two green senior euro-denominated loan agreements for the two assets with a syndicate of banks for a total amount of €198.0 million. The new project debt replaced the previous project loans for a similar amount and maturity was extended from December 2030 to June 2037.

Chile PV 1 and Chile PV 2, where the Company owns a 35% equity interest, were not able to maintain the minimum required cash in its debt service reserve account during the year 2023 and during the first quarter of 2024 due to low electricity prices, which represents an event of default as of December 31, 2023 and March 31, 2024. As a result, although the Companies do not expect an acceleration of the debts to be declared by the credit entities, Chile PV 1 and Chile PV 2 did not have a right to defer the settlement of the debt for at least twelve months and the project debts, which amount to $71 million as of December 31, 2023 and March 31, 2024, were classified as current in these Consolidated Condensed Interim Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.

The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2024, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2024
Interest payment	Nominal repayment	Between January and March 2025	Between April and December 2025	2026	2027	2028	Subsequent years	Total
($ in thousands)
53,218	281,403	24,057	296,592	348,409	496,184	458,392	2,342,873	4,301,128

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, was as follows and was consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260